Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000202617 | 35741231Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000202617 | 35741243Meituan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202617 | 35741241JD.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202617 | 35741232Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202617 | 35741246Trip.com Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000202617 | 35741262Qifu Technology Inc., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202617 | 35741248Wuliangye Yibin Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202617 | 35741263Shanghai Pudong Development Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202617 | 35741279Xiaomi Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202617 | 35741253China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202617 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000202617 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000202617 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000202617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000202617 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000202617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000202617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202617 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202617 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202617 | China
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000202616 | 35741231Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000202616 | 35741243Meituan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202616 | 35741241JD.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202616 | 35741232Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202616 | 35741246Trip.com Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000202616 | 35741262Qifu Technology Inc., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202616 | 35741248Wuliangye Yibin Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202616 | 35741263Shanghai Pudong Development Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202616 | 35741279Xiaomi Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202616 | 35741253China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202616 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000202616 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000202616 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000202616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000202616 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000202616 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000202616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202616 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202616 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202616 | China
Holdings [Line Items]
Percent of Net Asset Value	100.30%